Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Information on Restricted Share Plan	Information on restricted share plan was as follows:

	2021
	Shares (In Thousands)	Fair Value
Balance at January 1	—	$—
Shares granted	7,791	5.47
Balance at December 31	7,791	5.47

Shares unvested, December 31	7,791

Information on Employee Share Options
Information on employee share options was as follows:

	2020		2019
	Number of Options (In Thousands)	Weighted-average Exercise Price	Number of Options (In Thousands)	Weighted-average Exercise Price
Balance at January 1	298	$0.7106	298	$0.7106
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited	(298)	0.7106	—	—
Balance at December 31	$—	—	$298	0.7106
Options exercisable, end of year	—	—	298	0.7106
Weighted-average fair value of options granted per unit	$—		$—